INTANGIBLE ASSETS - Cash Generating Units (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [line items]
Total	$ 14,386	$ 11,635
Brazilian regulated gas transmission operation
Disclosure of information for cash-generating units [line items]
Total	3,885	4,211
North American rail operation
Disclosure of information for cash-generating units [line items]
Total	1,992
North American residential energy infrastructure operation
Disclosure of information for cash-generating units [line items]
Total	1,806	1,763
Australian regulated terminal
Disclosure of information for cash-generating units [line items]
Total	1,758	1,766
Peruvian toll roads
Disclosure of information for cash-generating units [line items]
Total	1,159	1,118
Chilean toll roads
Disclosure of information for cash-generating units [line items]
Total	814	928
Indian toll roads
Disclosure of information for cash-generating units [line items]
Total	769	843
U.K. telecom towers operation
Disclosure of information for cash-generating units [line items]
Total	472
Brazilian electricity transmission operation
Disclosure of information for cash-generating units [line items]
Total	401	0
U.K. ports operation
Disclosure of information for cash-generating units [line items]
Total	283	273
Other
Disclosure of information for cash-generating units [line items]
Total	$ 1,047	$ 733